--------------------------------------------------------------------------------
NEW YORK
DAILY TAX FREE                              600 Fifth Avenue, New York, NY 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================







Dear Shareholder:


We are pleased to present the semi-annual report of New York Daily Tax Free Income Fund, Inc. for the period May 1, 1999 through October 31, 1999.

The Fund had net assets of $469,598,749 and 2,689 active shareholders as of October 31, 1999.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,


\s\Steven W. Duff


Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield     (Note 1)   Moody's & Poor's
   ------                                                                              ----    -----      ------    ------- --------
Other Tax Exempt Investments (25.26%)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,940,000  Argyle, NY Central School District Washington County(c)               12/01/99  3.16%  $  4,940,589
    6,600,000  Arkport, NY Central School District Steuben and Alleghany Counties(c) 03/03/00  3.07      6,613,530
    4,000,000  Beacon Central School District, Dutchess County, NY GO (c)            06/29/00  3.35      4,002,523
    3,000,000  Burnt Hills-Ballston Lake Central School District,
               Saratoga & Schenectady Counties, NY (c)                               06/29/00  3.39      3,001,907
    3,141,727  Burnt Hills-Ballston Lake Central School District,
               Saratoga & Schenectady Counties, NY (c)                               07/14/00  3.39      3,143,843
    4,185,000  Canadaigua, NY Central School District TAN (c)                        07/12/00  3.49      4,186,394
    7,000,000  Chatham, NY Central School District BAN (c)                           07/28/00  3.54      7,019,933
    2,213,000  City of Watertown, Jefferson County, NY GO BAN (c)                    06/21/00  3.25      2,215,719
    7,100,000  Clifton Fine Central School District, NY BAN (c)                      07/27/00  3.54      7,102,505
    2,000,000  Copiague Unified School District, Suffolk County, NY TAN (c)          06/26/00  3.44      2,006,279
    9,950,000  Counties of Cattaraugus, Alleghany, Erie, & Wyoming, NY BOCES (c)     12/30/99  3.17      9,950,768
    9,900,000  Fort Plain, NY Central School District BAN (c)                        07/28/00  3.54      9,903,515
    2,000,000  Greece Central School District, Monroe County, NY RAN (c)             06/26/00  3.44      2,006,276
    5,000,000  Harrison Central School District, Weschester County, NY (c)           06/23/00  3.25      5,001,545
    7,000,000  Heuvelton, NY Central School District Saint Lawrence County (c)       01/26/00  3.16      7,000,792
    1,849,500  Jerusalem, NY BAN (c)                                                 05/25/00  3.25      1,851,510
    6,786,184  Liverpool Central School District, Onondaga County, NY RAN (c)        07/15/00  3.44      6,789,090
    3,000,000  Marcellus Central School District, Onondaga County, NY
               (School District Serial Bonds) (c)                                    06/29/00  3.35      3,001,896
    3,500,000  Monroe County, NY BOCES First Supervisory District TAN (c)            06/16/00  3.25      3,504,209
    9,700,000  Newark, NY Central School District BAN (c)                            08/30/00  3.59      9,727,062
    4,300,000  Putman & Westchester Counties, NY BOCES RAN (c)                       10/20/00  3.79      4,301,585
    3,000,000  Red Creek Central School District,
               Cayuga & Wayne Counties, NY RAN (c)                                   06/30/00  3.39      3,008,133
    3,814,000  South Jefferson Central School District,
               Jefferson, Lewis & Oswego Counties, NY (c)                            06/21/00  3.44      3,818,686
    4,500,000  Spencersport Central School District, NY RAN (c)                      01/28/00  3.04      4,500,514
-------------                                                                                         ------------
  118,479,411  Total Other Tax Exempt Investments                                                      118,598,803
-------------                                                                                         ------------


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield     (Note 1)   Moody's & Poor's
   ------                                                                              ----    -----      ------    ------- --------
Other Variable Rate Demand Instruments (b) (58.82%)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  Counties of Warren & Washington, NY IDA IDRB
               (Griffith Micro Science Incorporated Project) - Series 1994
               LOC Bank One                                                          12/01/14  3.55%  $  5,000,000             A1+
    3,000,000  Commonwealth of Puerto Rico GO
               (Puerto Rico Electric Power Authority)
               Insured by MBIA Insurance Corp.                                       07/01/23  3.22      3,000,000   VMIG-1
    2,100,000  Commonwealth of Puerto Rico RB
               (Highway & Transportation Authority)
               Insured by AMBAC Indemnity Corp.                                      07/01/28  3.10      2,100,000   VMIG-1    A1+
      600,000  Erie County, NY IDA ( Episcopal Church) - Series B
               LOC Banque Paribas                                                    02/01/05  3.50        600,000   VMIG-1
    1,700,000  Great Neck Water Authority Water System RB - Series 1993A
               Insured by FGIC Insurance Corp.                                       01/01/20  3.50      1,700,000   VMIG-1    A1+
    1,000,000  Islip, NY IDA Brentwood (c)
               LOC Fleet National Bank                                               05/01/09  3.35      1,000,000
    5,450,000  Jefferson County, NY IDA IDRB (c)
               LOC PNC Bank, N.A.                                                    10/01/13  3.60      5,450,000
    1,470,000  Metropolitan Museum of Art
               (New York State Dormitory Authority) - Series 1993A                   07/01/15  3.25      1,470,000   VMIG-1    A1+
    1,160,000  Metropolitan Museum of Art
               (New York State Dormitory Authority) - Series 1993B                   07/01/23  3.25      1,160,000   VMIG-1    A1+
    1,000,000  Monroe County, NY IDA (Collegiate Housing Foundation)
               LOC First Union National Bank                                         10/01/28  3.45      1,000,000   VMIG-1
      200,000  Monroe County, NY IDA RB
               (Life Care Community Jewish Home) - Series B
               LOC Manufacturers & Traders                                           04/01/04  3.50        200,000   VMIG-1
    1,000,000  Nassau County, NY IDA (Manhasset Association Project) (c)
               LOC Bankers Trust Company                                             12/01/99  3.55      1,000,000
   15,000,000  New York City, NY GO Bond Fiscal 1996 - Series J
               LOC Commerzbank                                                       02/15/16  3.40     15,000,000     P1      A1+
   11,000,000  New York City, NY GO Bond Fiscal 1996 - Series J
               LOC Morgan Guaranty Trust Company                                     02/15/16  3.40     11,000,000     P1      A1+
    1,500,000  New York City, NY GO Bond - Series B
               Insured by FGIC Insurance Corp.                                       10/01/22  4.00      1,500,000   VMIG-1    A1+
   17,800,000  New York City, NY GO Bond - Series E-4
               LOC State Street Bank & Trust Company                                 08/01/22  3.50     17,800,000   VMIG-1    A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield     (Note 1)   Moody's & Poor's
   ------                                                                              ----    -----      ------    ------- --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  New York City, NY GO Bond - Series 1995B3
               Insured by MBIA Insurance Corp.                                       08/15/04  3.55%  $  5,000,000   VMIG-1    A1+
    3,000,000  New York City, NY GO Bond - Series 1996F
               Insured by FSA                                                        02/01/19  3.54      3,000,000             A1+
    3,100,000  New York City, NY GO Bond - Series E-4
               LOC State Street Bank & Trust Company                                 08/01/21  3.50      3,100,000   VMIG-1    A1+
    1,000,000  New York City, NY GO Bond - Series E-5
               LOC Morgan Guaranty Trust Company                                     08/01/15  3.50      1,000,000   VMIG-1    A1+
    1,600,000  New York City, NY GO Bond - Series E-5
               LOC Morgan Guaranty Trust Company                                     08/01/19  3.50      1,600,000   VMIG-1    A1+
    1,500,000  New York City, NY GO Bond - Subseries A-7
               LOC Morgan Guaranty Trust Company                                     08/01/20  3.50      1,500,000   VMIG-1    A1+
    3,100,000  New York City, NY GO Bond - Subseries E-6
               Insured by FGIC Insurance Corp.                                       08/01/19  3.50      3,100,000   VMIG-1    A1+
    2,000,000  New York City, NY GO P-Floats PA 442
               Insured by MBIA Insurance Corp.                                       05/15/28  3.57      2,000,000             A1+
    4,400,000  New York City, NY Housing Development Corporation
               (Montefiore Medical Center Project) - Series 1993A
               LOC Chase Manhattan Bank, N.A.                                        05/01/30  3.30      4,400,000             A1
    6,525,000  New York City, NY Housing Development Corporation
               Multifamily Rent Housing (Jane Street Development)
               Collateralized by Federal National Mortgage Association               09/15/28  3.35      6,525,000             A1+
    4,100,000  New York City, NY Housing Development Corporation Multifamily RB
               (Crotona Ave Project) - Series A
               LOC Fleet National Bank                                               09/01/30  3.35      4,100,000             A1
    9,075,000  New York City, NY Housing Development Corporation Multifamily RB
               (Queenswood Apartment Project)
               LOC National City Bank                                                02/01/17  3.25      9,075,000   VMIG-1    A1
   10,500,000  New York City, NY Housing Development Corporation Multifamily
               Rent Housing (Parkgate Project) - Series A
               Collateralized by Federal National Mortgage Association               10/15/28  3.25     10,500,000             A1+
   11,300,000  New York City, NY IDA Special Facility RB
               (Korean Airlines Company Limited Project) - Series 1997
               LOC Bankers Trust Company                                             11/01/24  3.30     11,300,000   VMIG-1    A1+
    5,200,000  New York City, NY IDRB (Airport Services Project) - Series 1985 (c)
               LOC Bayerische Landesbank Girozentrale                                04/01/00  3.45      5,200,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield     (Note 1)   Moody's & Poor's
   ------                                                                              ----    -----      ------    ------- --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  New York City, NY Municipal Water Finance Authority RB
               Municipal Securities Trust Receipts
               Insured by MBIA Insurance Corp.                                       06/15/23  3.54%  $  5,000,000             A1+
    3,555,000  New York City, NY Municipal Water Finance Authority RB
               Municipal Securities Trust Receipts
               Insured by MBIA Insurance Corp.                                       06/15/29  3.54      3,555,000             A1+
    1,700,000  New York City, NY Municipal Water Finance Authority & Sewer System
               Insured by FGIC Insurance Corp.                                       06/15/22  3.55      1,700,000   VMIG-1    A1+
    3,400,000  New York City, NY Municipal Water Finance Authority & Sewer System
               Insured by FGIC Insurance Corp.                                       06/15/25  3.75      3,400,000   VMIG-1    A1+
    3,000,000  New York City, NY Trust for Cultural Resources
               (Carnegie Hall) - Series 1990
               LOC Westdeutsche Landesbank                                           12/01/10  3.20      3,000,000   VMIG-1    A1+
    2,395,000  New York State Dormitory Authority RB
               (Memorial Sloan-Kettering Cancer Center)
               LOC Chase Manhattan Bank, N.A.                                        07/01/19  3.30      2,395,000   VMIG-1    A1+
    3,400,000  New York State Dormitory Authority (Oxford University Press, Inc.)
               LOC Landesbank Hessen                                                 07/01/25  3.30      3,400,000   VMIG-1
    3,000,000  New York State ERDA Electric and Gas
               LOC Bank One                                                          10/01/29  3.50      3,000,000   VMIG-1    A1+
    2,000,000  New York State ERDA PCRB
               (Central Hudson Gas & Electric) - Series B
               LOC Deutsche Bank A.G.                                                11/01/20  3.50      2,000,000     P1
    4,000,000  New York State ERDA PCRB
               (Niagara Mohawk Power Corporation) - Series B
               LOC Toronto-Dominion Bank                                             12/01/26  3.60      4,000,000     P1
    1,700,000  New York State ERDA
               (Niagara Mohawk Power Corporation) - Series 1985
               LOC Toronto-Dominion Bank                                             07/01/15  3.70      1,700,000             A1+
    1,800,000  New York State ERDA PCRB
               (Niagara Mohawk Power Corporation) - Series 1985C
               LOC Canadian Imperial Bank of Commerce                                12/01/25  3.50      1,800,000     P1
   10,000,000  New York State ERDA PCRB
               (Rochester Gas & Electric Corporation) - Series 1997A
               Insured by MBIA Insurance Corp.                                       08/01/32  3.25     10,000,000   VMIG-1    A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield     (Note 1)   Moody's & Poor's
   ------                                                                              ----    -----      ------    ------- --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  New York State HFA (70 Battery Place Project)
               LOC Bayerische HypoVereinsbank, A.G.                                  11/01/31  3.37%  $  5,000,000   VMIG-1
    5,000,000  New York State HFA (750-5th Ave Project)
               LOC Fleet National Bank                                               11/01/31  3.40      5,000,000   VMIG-1
    4,900,000  New York State HFA (Normandie Court II) - Series A
               LOC Fleet National Bank                                               11/01/02  3.30      4,900,000   VMIG-1
   12,000,000  New York State HFA (Saxony Housing) - Series 1997A
               LOC Chase Manhattan Bank, N.A.                                        11/01/30  3.37     12,000,000     P1
    2,500,000  New York State Local Government Assistance Corporation - Series C
               LOC Landesbank Hessen                                                 04/01/25  3.30      2,500,000   VMIG-1    A1+
    5,900,000  New York State Local Government Assistance Corporation - Series E
               LOC Canadian Imperial Bank of Commerce                                04/01/25  3.20      5,900,000   VMIG-1    A1+
    1,100,000  New York State Local Government Assistance Corporation - Series E
               LOC Bank of Nova Scotia                                               04/01/25  3.30      1,100,000   VMIG-1    A1+
    4,800,000  New York State Local Government Assistance Corporation - Series G
               LOC Bank of Nova Scotia                                               04/01/25  3.35      4,800,000   VMIG-1    A1+
    5,500,000  New York State Local Government Assistance Corporation - Series 1994B
               LOC Bayerische Landesbank/Westdeutsche Landesbank                     04/01/23  3.30      5,500,000   VMIG-1    A1+
    7,000,000  New York State Local Government Assistance Corporation - Series 1995D
               LOC Societe Generale                                                  04/01/25  3.20      7,000,000   VMIG-1    A1+
    1,600,000  New York State Medical Care Facilities Financial Authority
               LOC Chase Manhattan Bank, N.A.                                        11/01/15  3.40      1,600,000   VMIG-1
    9,995,000  New York State Medical Care Facilities Revenue Bonds P-FLOATS-407
               LOC Merrill Lynch & Company, Inc.                                     02/15/25  3.53      9,995,000             A1+
      600,000  New York State Medical Care Pooled Equipment Authority - Series 1994A
               LOC Chase Manhattan Bank, N.A.                                        11/01/03  3.40        600,000   VMIG-1
   19,000,000  Niagara County, NY  DA (American Refueling Company) - Series 1996D
               LOC Wachovia Bank, N.A.                                               11/15/26  3.30     19,000,000     P1      A1+
    2,000,000  Port Authority of NY & NJ Special Versatile Structure Obligation      04/01/24  3.60      2,000,000   VMIG-1    A1+
    2,000,000  Puerto Rico Industrial Medical & Environmental PCFA PCRB
               (Ana Mendez Foundation)
               LOC Banco Santander                                                   10/01/21  3.40      2,000,000             A1+
    2,000,000  Saint Lawrence County, NY IDA (Aluminum Company of America)           12/01/33  3.43      2,000,000             A1
 ------------                                                                                         ------------
  276,225,000  Total Other Variable Rate Demand Instruments                                            276,225,000
 ------------                                                                                         ------------


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield     (Note 1)   Moody's & Poor's
   ------                                                                              ----    -----      ------    ------- --------
Put Bonds (d) (4.88%)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,475,000  New York Metropolitan Transit Authority P-FLOATS -PA 477R
               Insured by FSA                                                        02/17/00  3.60%  $  5,475,000             A1+
    9,695,000  New York State Dormitory Authority - Series PPT-5
               LOC Credit Suisse First Boston                                        05/04/00  3.60      9,695,000             A1+
    7,745,000  Port Authority of NY & NJ P-FLOATS-PA 384                             02/24/00  3.65      7,745,000             A1+
 ------------                                                                                         ------------
   22,915,000  Total Put Bonds                                                                          22,915,000
 ------------                                                                                         ------------
Tax Exempt Commercial Paper (8.56%)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,000,000  Long Island Power Authority
               (Electric System Subordinated) - Series 3
               LOC Bayerische Landesbank/Westdeutsche Landesbank                     11/29/99  3.45%  $  4,000,000   VMIG-1    A1+
    2,000,000  Long Island Power Authority
               (Electric System Subordinated) - Series 4
               LOC Bayerische Landesbank/Westdeutsche Landesbank                     11/09/99  3.35      2,000,000   VMIG-1    A1+
    5,500,000  MTA Transportation Facilities Special Obligation BAN - Series CP-1
               LOC ABN AMRO Bank N.V.                                                02/16/00  3.60      5,500,000     P1      A1+
    2,000,000  New York City, NY GO Bond - Series 1994H-6
               Insured by MBIA Insurance Corp.                                       11/16/99  3.45      2,000,000    MIG-1    A1+
    1,700,000  New York City Municipal Water Finance Authority - Series 1
               LOC Candian Imperial Bank of Commerce                                 12/23/99  3.40      1,700,000     P1      A1+
    4,000,000  New York State Dormitory Authority (Cornell University)               12/16/99  3.50      4,000,000     P1      A1+
   11,000,000  New York State Environmental Facilities Corporation
               Solid Waste Refunding RB - Series 1997
               LOC Bayerische Landesbank/Landesbank Hessen                           11/18/99  3.25     11,000,000   VMIG-1    A1+
    3,000,000  New York State GO BAN - Series W                                      01/25/00  3.55      3,000,000     P1      A1
    7,000,000  Puerto Rico GDB                                                       11/17/99  3.35      7,000,000             A1+
 ------------                                                                                         ------------
   40,200,000  Total Tax Exempt Commercial Paper                                                        40,200,000
 ------------                                                                                         ------------
Variable Rate Demand Instruments - Participations (b) (0.05%)
------------------------------------------------------------------------------------------------------------------------------------
 $     79,945  Centennial Associates/W & H Stampings, Incorporated
               LOC Chase Manhattan Bank, N.A.                                        10/01/00  5.36%   $    79,945     P1      A1
       17,241  Faden Paper Supply Company
               LOC Chase Manhattan Bank, N.A.                                        01/01/00  5.36         17,241     P1      A1
        7,619  I.G. Federal Electric Supply Corporation 1984
               LOC Chase Manhattan Bank, N.A.                                        11/01/99  5.36          7,619     P1      A1
        5,550  Nassau County, NY IDA IDRB
               (Steven Klein/Normandie Metal Fabricators)
               LOC Chase Manhattan Bank, N.A.                                        11/01/99  5.36          5,550     P1      A1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity              Value            Standard
   Amount                                                                              Date    Yield     (Note 1)   Moody's & Poor's
   ------                                                                              ----    -----      ------    ------- --------
Variable Rate Demand Instruments - Participations (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    116,630  Texpak Incorporated Project
               LOC Chase Manhattan Bank, N.A.                                        01/01/01  5.36%  $    116,630     P1      A1
 ------------                                                                                         ------------
      226,985  Total Variable Rate Demand Instruments - Participations                                     226,985
 ------------                                                                                         ------------
Variable Rate Demand Instruments - Private Placements (b) (2.28%)
------------------------------------------------------------------------------------------------------------------------------------
 $    191,520  Adirondack Transit Lines
               LOC Key Bank, N.A.                                                    02/01/01  4.80%  $    191,520     P1      A1
    6,500,000  Blaser Real Estate 1986
               LOC Union Bank of Switzerland                                         09/01/21  5.20      6,500,000     P1      A1
    2,975,000  New York City IDA Civic Facilities RB
               (1997 Epiphany Community Nursery School Project)
               LOC Bank of New York                                                  05/01/11  3.35      2,975,000   VMIG-1
      253,750  Troy Mall Associates - Series 1985B
               LOC Key Bank, N.A.                                                    07/01/15  4.80        253,750     P1      A1
      798,750  Troy Mall Associates - Series 1985C
               LOC Key Bank, N.A.                                                    04/01/16  4.80        798,750     P1      A1
 ------------                                                                                         ------------
   10,719,020   Total Variable Rate Demand Instruments - Private Placements                             10,719,020
 ------------                                                                                         ------------
               Total Investments (99.85%) (Cost $468,884,808+)                                         468,884,808
               Cash and Other Assets, Net of Liabilities (0.15%)                                           713,941
                                                                                                      ------------
               Net Assets (100.00%)                                                                   $469,598,749
                                                                                                      ============
               Net Asset Value, offering and redemption price per share:
               Class A Shares, 445,856,853 shares outstanding (Note 3)                                $       1.00
                                                                                                      ============
               Class B Shares,  23,745,599 shares outstanding (Note 3)                                $       1.00
                                                                                                      ============



               +     Aggregate cost for federal income tax purposes is identical.












--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================




FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.

KEY:

     BAN       =   Bond Anticipation Note                         IDRB      =    Industrial Development Revenue Bond
     ERDA      =   Energy and Research Development Authority      LOC       =    Letter of Credit
     FGIC      =   Financial Guaranty Insurance Company           PCFA      =    Pollution Control Financial Authority
     FSA       =   Financial Security Assurance                   PCRB      =    Pollution Control Revenue Bond
     GO        =   General Obligation                             RAN       =    Revenue Anticipation Note
     HFA       =   Housing Finance Authority                      RB        =    Revenue Bond
     IDA       =   Industrial Development Authority               TAN       =    Tax Anticipation Note










--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1999
(UNAUDITED)
================================================================================




 INVESTMENT INCOME

 Income:

   Interest..............................................................   $    7,862,832
                                                                            --------------

 Expenses: (Note 2)

   Investment management fee.............................................          717,013

   Administration fee....................................................          501,909

   Shareholder servicing fee (Class A)...................................          457,602

   Custodian expenses....................................................           28,281

   Shareholder servicing and
       related shareholder expenses......................................          182,720

   Legal, compliance and filing fees.....................................           54,912

   Audit and accounting..................................................           58,940

   Directors' fees and expenses..........................................           12,266

   Other expenses........................................................           18,954
                                                                            --------------
       Total expenses....................................................        2,032,597
                                                                            --------------
 Net investment income...................................................        5,830,235



 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.................................          -0-
                                                                            --------------
 Increase in net assets from operations..................................   $    5,830,235
                                                                            ==============









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                        Six Months
                                                                           Ended                  Year
                                                                     October 31, 1999             Ended
                                                                        (Unaudited)         April 30, 1999
                                                                         ---------          --------------

 INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income.........................................  $      5,830,235        $     11,110,041
    Net realized gain (loss) on investments.......................         -0-                         7,223
                                                                    ----------------        ----------------
    Increase in net assets from operations........................         5,830,235              11,117,264
 Dividends to shareholders from net investment income
    Class A.......................................................  (      5,559,707)*      (     10,999,906)*
    Class B.......................................................  (        270,528)*      (        110,135)*
 Capital share transactions (Note 3)
    Class A.......................................................  (     28,111,642)            103,913,625
    Class B.......................................................        16,368,560               2,964,537
                                                                    ----------------        ----------------
        Total increase (decrease).................................  (     11,743,082)            106,885,385
 Net assets:
    Beginning of period...........................................       481,341,831             374,456,446
                                                                    ----------------        ----------------
    End of period.................................................  $    469,598,749        $    481,341,831
                                                                    ================        ================

*    Designated as exempt-interest dividends for federal income tax purposes.








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced October 10, 1996.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Agreement, only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $120,157 paid to Reich & Tang Services, Inc. an affiliate of the Manager as servicing agent for the Fund.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

3. Capital Stock

At October 31, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $469,600,763. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                               Year
                                                     Ended                                 Ended
                                               October 31, 1999                       April 30, 1999
                                               ----------------                       --------------
 Class A
 -------
 Sold......................................        230,132,451                          660,180,543
 Issued on reinvestment of dividends.......          5,404,041                           11,022,965
 Redeemed..................................     (  263,648,134)                      (  567,289,883)
                                                 -------------                        -------------
 Net increase (decrease)...................     (   28,111,642)                         103,913,625
                                                 =============                        =============
                                                  Six Months                               Year
                                                     Ended                                 Ended
                                               October 31, 1999                       April 30, 1999
 Class B
 -------
 Sold......................................         64,114,221                           11,061,287
 Issued on reinvestment of dividends.......            257,235                              107,774
 Redeemed..................................     (   48,002,896)                      (    8,204,524)
                                                 -------------                        -------------
 Net increase (decrease)...................         16,368,560                            2,964,537
                                                 =============                        =============

4. Sales of Securities

Accumulated undistributed realized losses at October 31, 1999 amounted to $2,014. Such losses represent tax basis net capital losses which may be carried forward to offset future capital gains. Such losses expire April 30, 2005.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 52% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
6. Financial Highlights

                                                  Six Months                              Year Ended April 30,
 Class A                                            Ended           -------------------------------------------------------------
 -------                                       October 31, 1999       1999          1998         1997         1996          1995
                                               ----------------     -------       -------      -------      -------       -------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...........   $  1.00          $ 1.00        $ 1.00       $ 1.00       $ 1.00        $ 1.00
                                                   --------         -------       -------      -------      -------       -------
 Income from investment operations:
   Net investment income........................      0.012           0.025         0.029        0.028        0.030         0.027
 Less distributions:
   Dividends from net investment income.........   (  0.012)        ( 0.025)      ( 0.029)     ( 0.028)     ( 0.030)      ( 0.027)
                                                    -------          ------        ------       ------       ------        ------
 Net asset value, end of period.................   $  1.00          $ 1.00        $ 1.00       $ 1.00       $ 1.00        $ 1.00
                                                   ========         =======       =======      =======      =======       =======
 Total Return...................................      2.45%*          2.48%         2.90%        2.80%        3.08%         2.74%
 Ratios/Supplemental Data
 Net assets, end of period (000)................   $445,853         $473,965      $370,044     $323,746     $283,368      $254,422
 Ratios to average net assets:
   Expenses.....................................      0.86%*          0.85%+        0.85%+       0.82%+       0.84%+        0.87%
   Net investment income........................      2.43%*          2.43%         2.85%        2.76%        3.02%         2.71%
   Expenses paid indirectly.....................      0.00%*          0.00%         0.00%        0.00%        0.00%         0.00%

                                                                                   Year Ended
                                                         Six Months                 April 30,                October 10, 1996
 Class B                                                   Ended             -----------------------    (Commencement of Sales) to
 -------                                              October 31, 1999          1999         1998             April 30, 1997
                                                      ----------------       ----------   ----------          --------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...........          $  1.00            $  1.00      $  1.00               $  1.00
                                                          ---------          ----------   ----------            ---------
 Income from investment operations:
   Net investment income........................             0.013              0.027        0.031                 0.017
 Less distributions:
   Dividends from net investment income.........          (  0.013)          (  0.027)    (  0.031)             (  0.017)
                                                           -------            -------      -------               -------
 Net asset value, end of period.................          $  1.00            $  1.00      $  1.00               $  1.00
                                                          ========           ========     ========              ========
 Total Return...................................             2.67%*             2.70%        3.12%                 3.02%*
 Ratios/Supplemental Data
 Net assets, end of period (000)................          $ 23,745           $   7,377    $   4,412             $      7
 Ratios to average net assets:
   Expenses.....................................             0.64%*+            0.64%+       0.64%+                0.62%*
   Net investment income........................             2.65%*             2.68%        2.94%                 2.99%*
   Expenses paid indirectly.....................             0.00%*             0.00%        0.00%                 0.00%

 *    Annualized
 +    Includes expenses paid indirectly.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
CHANGE IN INDEPENDENT ACCOUNTANTS

================================================================================



On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition have joined PwC.

The report of McGladrey on the financial statements of the Fund for the past fiscal year contained no adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audit for the most recent fiscal year and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.



















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




NY1099S

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.









                               Semi-Annual Report
                                 October 31,1999
                                   (Unaudited)















--------------------------------------------------------------------------------